Note 11 - Summary of Quarterly Results of Operations (Unaudited) - Quarterly Information (Details) - USD ($)	3 Months Ended																12 Months Ended
	Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2019	Mar. 31, 2018
Net sales	$ 42,203,066		$ 43,326,080		$ 53,432,029		$ 48,193,318		$ 43,962,778		$ 28,033,521		$ 26,077,710		$ 23,083,269		$ 187,154,493	$ 121,157,278
Gross profit	839,534		1,930,484		3,944,541		6,192,478		5,180,936		1,724,534		1,500,411		1,543,310
Net earnings	$ (1,165,658)		$ 664,773		$ 2,000,916		$ 3,599,893		$ 3,013,166		$ 161,271		$ 395,334		$ 364,330		$ 5,099,924	$ 3,934,101
Basic (in dollars per share)	$ (0.17)	[1]	$ 0.09	[1]	$ 0.29	[1]	$ 0.51	[1]	$ 0.43	[1]	$ 0.02	[1]	$ 0.05	[1]	$ 0.05	[1]	$ 0.73	$ 0.56
Diluted (1) (in dollars per share)	$ (0.17)	[1]	$ 0.09	[1]	$ 0.29	[1]	$ 0.51	[1]	$ 0.43	[1]	$ 0.02	[1]	$ 0.05	[1]	$ 0.05	[1]	$ 0.73	$ 0.56

[1]	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.